OPERATING LEASES – AS A LESSEE	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Operating Leases As Lessee
OPERATING LEASES – AS A LESSEE

NOTE 7 — OPERATING LEASES – AS A LESSEE

The Company has entered into operating leases for offices and sublease purposes, with terms ranging from two to five years. The estimated effect of lease renewal and termination options, as applicable, that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities was included in the unaudited consolidated financials.

During the six months ended May 31, 2024 and 2023, three and four operating leases were guaranteed by the CEO of the Company, respectively.

Operating lease expenses for lease payments are recognized on a straight-line basis over the lease term. The operating lease costs for the six months ended May 31, 2024 and 2023 were $622,575 and $343,598, respectively, which were included in selling, general and administrative expenses.

The following table presents supplemental information related to the Company’s operating leases:

	For the Six Months Ended
	May 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	$323,765	$354,198

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$21,971	$-

Remeasurement of the lease liabilities and right-of-use assets due to lease modifications	$-	$232,180

Weighted average remaining lease term (years)	2.22	2.40

Weighted average discount rate (per annum)	2.00%	2.00%

As of May 31, 2024, the future maturity of lease liabilities is as follows:

Years ended November 30,	Lease Payment
Remaining of 2024	$548,629
2025	899,053
2026	397,973
2027	78,802
2028	65,668
Thereafter	-
Total undiscounted lease payments	1,990,125
Less: imputed interest	(42,159)
Total operating lease liabilities	$1,947,966

NOTE 7 — OPERATING LEASES – AS A LESSEE

The Company has entered into operating leases for offices and sublease purposes, with terms ranging from two to five years. The estimated effect of lease renewal and termination options, as applicable, that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities was included in the consolidated financials.

During the years ended November 30, 2023, 2022 and 2021, four operating leases were guaranteed by the CEO of the Company.

Operating lease expenses for lease payments are recognized on a straight-line basis over the lease term. The operating lease costs for the years ended November 30, 2023, 2022 and 2021 were $1,133,271, $696,871 and $723,215, respectively, which were included in selling, general and administrative expenses.

The following table presents supplemental information related to the Company’s operating leases:

	For the Years Ended
	November 30,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities	$739,017	$732,781	$693,087

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$2,224,004	$45,097	$2,940,255

Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications	$446,097	$-	$-

Weighted average remaining lease term (years)	2.63	2.89	3.65

Weighted average discount rate (per annum)	2.00%	2.00%	2.00%

As of November 30, 2023, the future maturity of lease liabilities is as follows:

Years ending November 30,	Lease Payment
2024	$921,310
2025	948,199
2026	437,379
2027	98,551
2028	82,126
Thereafter	-
Total undiscounted lease payments	2,487,565
Less: imputed interest	(66,157)
Total operating lease liabilities	$2,421,408